UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10573

                  ALLIANCE NATIONAL MUNICIPAL INCOME FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                     Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Alliance National Municipal Income Fund
Portfolio of Investments
July 31, 2006 (unaudited)

                                                      Principal
                                                        Amount
                                                        (000)      U.S. $ Value
                                                      ---------   --------------
MUNICIPAL OBLIGATIONS - 160.5%
Long-Term Municipal Bonds - 160.2%
Alabama - 7.5%
Huntsville Hlth Care Auth
   (Huntsville Hosp Sys)
      Ser 02B
      5.75%, 6/01/32                                   $ 6,000    $   6,379,020
Jefferson Cnty Ltd Obligation Sch Warrants
      Ser 04A
      5.25%, 1/01/23                                     1,275        1,331,380
Jefferson Cnty Swr Rev
      FGIC Ser 99A
      5.375%, 2/01/36                                    7,405        7,758,293
Marshall Cnty Hlth Care Auth
   (Marshall Cnty Med Ctr)
      Ser 02A
      5.75%, 1/01/32                                     2,500        2,604,425
      Ser 02D
      5.75%, 1/01/32                                     3,000        3,116,970
Montgomery Spl Care Facs Fin Auth Rev
   (Baptist Health)
      Ser 04C
      5.125%, 11/15/24                                   1,500        1,519,575
      Ser 04C
      5.25%, 11/15/29                                      810          881,337
                                                                  -------------
                                                                     23,591,000
                                                                  -------------
Alaska - 1.8%
Alaska Intl Arpt Rev
      MBIA Ser 03B
      5.00%, 10/01/26                                    1,000        1,030,880
Alaska Mun Bd Bk Auth
      MBIA Ser 04G
      5.00%, 2/15/24                                     1,345        1,389,277
Anchorage Waste Wtr Rev
      MBIA Ser 04
      5.125%, 5/01/29                                      750          779,812
Four Dam Pool Elec Rev
      Ser 04
      5.00%, 7/01/24                                     1,035        1,052,533
      Ser 04
      5.25%, 7/01/26                                     1,385        1,414,584
                                                                  -------------
                                                                      5,667,086
                                                                  -------------
Arkansas - 1.3%
Arkansas Dev Fin Auth SFMR
   (Mtg Rev)
      GNMA/FNMA Ser 02A
      5.30%, 7/01/34                                     4,035        4,095,606
                                                                  -------------
California - 8.4%
California GO
      Ser 02
      5.25%, 4/01/30                                     1,000        1,037,050
California State GO
      5.25%, 4/01/29                                     2,000        2,090,900
Chula Vista IDR
   (San Diego Gas)
      Ser 96A
      5.30%, 7/01/21                                     4,000        4,200,280
Coachella Valley Uni Sch Dist
      MBIA Ser 03
      5.00%, 9/01/31                                     1,000        1,026,930
Hartnell Comm College
      MBIA Ser 03A
      5.00%, 8/01/27                                     1,155        1,240,897
La Quinta Fin Auth Loc Agy Rev
      AMBAC Ser 04A
      5.25%, 9/01/24                                     2,000        2,124,220
Los Angeles Cmty Redev Agy
      Ser 04L
      5.00%, 3/01/18                                     1,715        1,716,835
Los Angeles Regl Arpts
   (Laxfuel Corp) Amt
      AMBAC Ser 01
      5.50%, 1/01/32                                     9,500        9,854,350
San Rafael Elem Sch Dist
      FSA Ser 03A
      5.00%, 8/01/28                                     2,820        2,884,437
                                                                  -------------
                                                                     26,175,899
                                                                  -------------
Colorado - 4.8%
Avon Hsg Auth MFHR
   (Buffalo Ridge II Proj) AMT
      GNMA Ser 02A
      5.70%, 10/20/43                                    4,950        5,092,758
Colorado Ed & Cult Facs Auth Rev
   (Knowledge Quest Charter Sch)
      Ser 05
      6.50%, 5/01/36                                       500          501,575
Colorado Hlth Facs Auth Rev
   (Parkview Med Ctr)
      Ser 04
      5.00%, 9/01/25                                     1,800        1,809,522
Denver City & Cnty MFHR
   (Clyburn Stapleton Proj) AMT
      GNMA Ser 02
      5.50%, 12/20/43                                    2,155        2,187,260
Northwest Met Dist No. 3 GO
      6.125%, 12/01/25                                     500          522,010
Park Creek Metro Dist Rev Ltd
   (Ref-Sr-Ltd Tax Ppty Tax)
      Ser 05
      5.25%, 12/01/25                                    1,840        1,874,684
      Ser 05
      5.50%, 12/01/30                                      890          913,416
Todd Creek Farms Metro Dist No 1
      6.125%, 12/01/22                                   1,390        1,395,838
Todd Creek Farms Metro Dist No 1 Wtr Rev
   (Ref & Impt)
      Ser 04
      6.125%, 12/01/19                                     780          796,599
                                                                  -------------
                                                                     15,093,662
                                                                  -------------
District Of Columbia - 1.2%
District of Columbia Spl Tax Rev
   (Gallery Place Proj)
      FSA Ser 02
      5.40%, 7/01/31                                     3,500        3,672,865
                                                                  -------------
Florida - 23.6%
Beacon Tradeport CDD
      Ser 02B
      7.25%, 5/01/33                                     5,550        5,901,315
Brevard Cnty HFA SFMR
   (Mtg Rev) AMT
      GNMA Ser 02C
      5.40%, 3/01/33                                       945          954,289
Collier Cnty CFD
   (Fiddler's Creek)
      Ser 02B
      6.625%, 5/01/33                                    2,215        2,289,646
      Ser 02A
      6.875%, 5/01/33                                    2,950        3,085,877
Dade Cnty Arpt Rev
   (Miami Int'l Arpt) AMT
      FGIC Ser 02
      5.375%, 10/01/32                                   6,040        6,278,399
Florida Ed & Athletic Fac
   (FSU Finl Assist)
      AMBAC Ser 02
      5.00%, 10/01/31                                    5,000        5,146,450
Florida Hsg Fin Corp MFHR
   (Westminster Apts) AMT
      FSA Ser 02E-1
      5.40%, 4/01/42                                     3,000        3,059,790
Hamal CDD
   (Hamal)
      Ser 01
      6.75%, 5/01/31                                     2,460        2,782,432
Jacksonville Elec Auth
      MBIA Ser 02A
      5.50%, 10/01/41 (a)                               20,000       20,211,000
Lee Cnty Arpt Rev
   (Southwest Fl Intl) AMT
      FSA Ser 00A
      5.75%, 10/01/22 - 10/01/25                         9,500       10,123,550
Lee Cnty CDD
   (Miromar Lakes)
      Ser 00A
      7.25%, 5/01/12                                     1,490        1,558,525
Lee Cnty Hlth Facs Auth Rev
   (Shell Point)
      Ser 99A
      5.50%, 11/15/29                                    2,500        2,528,150
Lee Cnty Transn Fac
   (Sanibel Brdgs & Causeway)
      CIFG Ser 05B
      5.00%, 10/01/30                                    1,700        1,763,138
Miami Beach Hlth Facs Auth Hosp Rev
   (Mount Sinai Med Ctr)
      Ser 04
      6.75%, 11/15/24                                    2,000        2,221,200
Midtown Miami CDD
      Ser 04A
      6.00%, 5/01/24                                     2,500        2,682,325
Orange Cnty Hospital Rev
   (Orlando Regional)
      Ser 02
      5.75%, 12/01/32                                    1,400        1,545,558
Pinellas Cnty HFA SFMR
   (Mtg Rev) AMT
      GNMA/FNMA Ser 02A
      5.40%, 3/01/32                                       830          839,910
Village CDD
      Ser 03A
      6.00%, 5/01/22                                       875          911,225
                                                                  -------------
                                                                     73,882,779
                                                                  -------------
Georgia - 2.3%
Cartersville Dev Auth AMT
   (Anheuser Busch Proj)
      Ser 02
      5.95%, 2/01/32                                     2,510        2,712,030
Georgia HFA SFMR
   (Mtg Rev) AMT
      Ser 02A-02
      5.60%, 12/01/32                                    4,425        4,555,847
                                                                  -------------
                                                                      7,267,877
                                                                  -------------
Hawaii - 0.6%
Hawaii St Elec Rev
      XLCA Ser 03B
      5.00%, 12/01/22                                    2,000        2,039,580
                                                                  -------------
Illinois - 20.2%
Bolingbrook Go
      FGIC Ser 02A
      5.375%, 1/01/38                                    5,000        5,374,150
Chicago Arpt Rev
   (O'Hare Int'l Arpt)
      XLCA Ser 03B-1
      5.25%, 1/01/34                                     1,760        1,832,195
Chicago Arpt Rev
   (O'Hare Int'l Arpt) AMT
      MBIA
      5.375%, 1/01/32                                   15,000       15,514,350
Chicago Go Prerefunded
      FGIC Ser 00C
      5.50%, 1/01/40                                     9,135        9,783,311
Chicago Go Unrefunded
      FGIC Ser 00C
      5.50%, 1/01/40                                     5,450        5,731,056
Chicago Parking Rev
   (Lakefront Millenium)
      MBIA Ser 98
      5.125%, 1/01/28                                    8,600        8,829,878
Chicago Sales Tax Rev
      FGIC Ser 98
      5.25%, 1/01/28                                     5,710        5,901,057
Cook Cnty Sch Dist
      FSA Ser 04
      Zero Coupon, 12/01/20 (b)                          1,000          961,500
Gilberts Special Service Area No 15 Spl
   Tax
   (Gilberts Town Ctr Proj)
      Ser 03
      6.00%, 3/01/28                                     2,766        2,755,600
Illinois Fin Auth Rev
   (Inst of Technology)
      Ser 06A
      5.00%, 4/01/31                                       885          891,691
Manhattan
   (No 04-1 Brookstone Springs Proj)
      Ser 05
      5.875%, 3/01/28                                    1,875        1,893,037
Met Pier & Expo Auth
   (McCormick Place)
      MBIA Ser 02A
      5.25%, 6/15/42                                     3,750        3,900,863
                                                                  -------------
                                                                     63,368,688
                                                                  -------------
Indiana - 5.2%
Hendricks Cnty Ind Bldg Facs Corp
   (First Mtg)
      Ser 04
      5.50%, 7/15/22                                     1,105        1,197,643
Indiana HFA SFMR
   (Mtg Rev) AMT
      GNMA/FNMA Ser 02
      5.55%, 7/01/32                                     2,160        2,199,226
Indiana St Dev Fin Auth Rev
   (Exempt Facs Inland Steel)
      Ser 97
      5.75%, 10/01/11                                    2,060        2,098,851
Indianapolis Pub Impov Bd
      MBIA Ser 2A
      5.25%, 7/01/33                                    10,000       10,744,400
                                                                  -------------
                                                                     16,240,120
                                                                  -------------
Iowa - 0.2%
Iowa Fin Auth SFMR
   (Mtg Rev) AMT
      GNMA/FNMA Ser 02
      5.40%, 7/01/32                                       505          510,176
                                                                  -------------
Louisiana - 1.5%
Calcasieu Parish SFMR
   (Mtg Rev)
      GNMA/FNMA Ser 02A
      6.05%, 4/01/33 (c)                                   400          415,896
Louisiana HFA SFMR
   (Mtg Rev) Amt
      GNMA/FNMA Ser 02C
      5.60%, 6/01/33 (c)                                 1,445        1,464,060
New Orleans GO
      MBIA Ser 05
      5.00%, 12/01/29                                    2,700        2,735,991
                                                                  -------------
                                                                      4,615,947
                                                                  -------------
Massachusetts - 3.1%
Massachusetts GO
      Ser 02C
      5.25%, 11/01/30                                    1,780        1,908,872
Massachusetts GO Prerefunded
      Ser 02
      5.25%, 11/01/30                                    3,220        3,453,128
Massachusetts Hlth & Ed Fac Hosp Rev
   (Berkshire Hlth Sys)
      RADIAN Ser 01E
      5.70%, 10/01/25                                    2,000        2,150,060
Massachusetts Hlth & Ed Fac Hosp Rev
   (Cape Cod Healthcare)
      RADIAN Ser 01C
      5.25%, 11/15/31                                    2,100        2,186,772
                                                                  -------------
                                                                      9,698,832
                                                                  -------------
Michigan - 5.0%
Detroit Tax Increment
   (Diamler/Chrysler Assembly Plant)
      Ser 98A
      5.50%, 5/01/21                                     1,615        1,508,491
Kent Hosp Fin Auth Rev
   (Metropolitan Hospital Proj)
      Ser 05A
      5.75%, 7/01/25                                       770          813,913
Michigan State Hosp Fin Auth
   (Marquette Gen Hosp Oblig Grp)
      Ser 05A
      5.00%, 5/15/26                                     1,215        1,207,357
Michigan Strategic Fund
   (Detroit Edison) AMT
      XLCA Ser 02C
      5.45%, 12/15/32                                    5,000        5,248,850
Plymouth Ed Ctr Charter Sch Pub Sch
   Academy Rev Ref
      Ser 05
      5.125%, 11/01/23                                   2,140        2,099,597
Saginaw Hosp Fin Auth
   (Convenant Med Ctr)
      Ser 00F
      6.50%, 7/01/30                                     4,410        4,809,590
                                                                  -------------
                                                                     15,687,798
                                                                  -------------
Minnesota - 0.2%
St. Paul Hsg & Redev Auth Hosp Rev
   (Healtheast Proj)
      Ser 05
      6.00%, 11/15/25                                      500          538,135
                                                                  -------------
Missouri - 0.5%
Missouri SFMR
   (Mortgage Rev) AMT
      GNMA/FNMA Ser 02A-1
      5.58%, 9/01/32 (c)                                 1,470        1,491,271
                                                                  -------------
Nevada - 15.5%
Carson City Hosp Rev
   (Carson-Tahoe Hosp Proj)
      RADIAN Ser 03A
      5.00%, 9/01/23                                     2,600        2,629,250
Clark Cnty Arpt Rev
      FGIC Ser 01B
      5.25%, 7/01/34                                    11,920       12,676,324
Nevada Dept Bus & Ind
   (Las Vegas Monorail Proj)
      AMBAC Ser 00
      5.625%, 1/01/32                                   11,720       12,529,852
Reno Cap Improvement Rev
      FGIC Ser 02
      5.375%, 6/01/32                                    4,710        5,078,934
Reno Cap Improvement Rev Unrefunded
      FGIC Ser 02
      5.375%, 6/01/32                                    2,790        2,942,446
Truckee Meadows Wtr Auth
      FSA Ser 01A
      5.25%, 7/01/34                                    12,000       12,761,400
                                                                  -------------
                                                                     48,618,206
                                                                  -------------
New Hampshire - 1.4%
New Hampshire Hlth & Ed Fac Hosp Rev
   (Covenant Med Ctr)
      Ser 02
      6.125%, 7/01/31                                    4,200        4,517,562
                                                                  -------------
New Jersey - 1.9%
Morris Union Jointure Commn COP
      RADIAN Ser 04
      5.00%, 5/01/24                                     5,185        5,310,062
New Jersey Eco Dev Auth Rev
   (Sch Facs Constr)
      Ser 0
      5.25%, 3/01/25                                       500          528,610
                                                                  -------------
                                                                      5,838,672
                                                                  -------------
New York - 2.1%
Erie Cnty IDA
   (City of Buffalo Proj)
      FSA Ser 04
      5.75%, 5/01/23                                     4,100        4,556,207
New York City GO
      Ser 04G
      5.00%, 12/01/23                                    1,600        1,649,344
New York State HFA
   (Eco Dev & Hsg)
      FGIC Ser 05A
      5.00%, 9/15/25                                       300          312,123
                                                                  -------------
                                                                      6,517,674
                                                                  -------------
North Carolina - 0.6%
Charlotte NC Arpt Rev
      MBIA Ser 04A
      5.25%, 7/01/24                                     1,895        2,008,056
                                                                  -------------
North Dakota - 0.5%
North Dakota HFA SFMR
   (Mtg Rev) AMT
      Ser 02
      5.65%, 1/01/34                                     1,495        1,522,777
                                                                  -------------
Ohio - 3.4%
Cleveland Cuyahoga Port Auth
      Ser 01
      7.35%, 12/01/31                                    5,000        5,216,700
Fairfield Cnty Hosp Rev
   (Fairfield Med Ctr Proj)
      RADIAN Ser 03
      5.00%, 6/15/22 - 6/15/24                           3,955        4,018,482
Port Auth of Columbiana Cnty SWR
   (Apex Environmental LLC) AMT
      Ser 04A
      7.125%, 8/01/25                                    1,340        1,338,539
                                                                  -------------
                                                                     10,573,721
                                                                  -------------
Oregon - 1.1%
Forest Grove Rev
   (Ref & Campus Impt Pacific Proj A)
      RADIAN Ser 05A
      5.00%, 5/01/28                                     3,340        3,406,132
                                                                  -------------
Pennsylvania - 3.8%
Alleghany Cnty IDA
   (Residential Res. Inc.)
      5.00%, 9/01/21 (d)                                   500          498,940
Montgomery Cnty IDA Rev
   (Whitemarsh Continuing Care)
      6.00%, 2/01/21                                       875          924,700
Pennsylvania Eco Dev Auth
   (30th St Station ) AMT
      ACA Ser 02
      5.875%, 6/01/33                                    2,050        2,190,732
Pennsylvania Trpk Transp Rev
      AMBAC Ser 01
      5.00%, 7/15/41                                     2,000        2,124,860
Philadelphia Auth IDR
   (Leadership Learning Partners)
      Ser 05A
      5.25%, 7/01/24                                     1,150        1,127,426
Philadelphia Hosp Rev
   (Temple Univ Hosp)
      Ser 93A
      6.625%, 11/15/23                                   3,000        3,045,000
Pittsburgh Pub Pkg Auth Pkg Rev
      FGIC Ser 05A
      5.00%, 12/01/25                                    2,000        2,067,660
                                                                  -------------
                                                                     11,979,318
                                                                  -------------
Puerto Rico - 0.6%
Puerto Rico Comwlth GO
   (Pub Impt)
      Ser 01A
      5.50%, 7/01/19                                     1,205        1,297,460
Puerto Rico Comwlth Govt Dev Bank
   (Sr Notes)
      Ser 06B
      5.00%, 12/01/15                                      500          519,230
                                                                  -------------
                                                                      1,816,690
                                                                  -------------
Rhode Island - 1.3%
Rhode Island Hlth & Ed Bldg Corp Rev
   (Times2 Academy)
      Ser 04
      5.00%, 12/15/24                                    4,100        4,127,634
                                                                  -------------
South Carolina - 1.7%
Dorchester Cnty Sch Dist No 2
      ASSURED GTY
      5.00%, 12/01/29                                      800          820,728
Newberry Investing In Childrens Ed
      ASSURED GTY
      5.00%, 12/01/27                                    3,890        3,982,971
Newberry Investing In Childrens Ed
   (Newberry Cnty Sch Dist Proj)
      Ser 05
      5.00%, 12/01/30                                      385          384,434
                                                                  -------------
                                                                      5,188,133
                                                                  -------------
Tennessee - 0.5%
Johnson City Hlth & Ed Facs Hosp Rev
   (First Mtg-MTN Sts Hlth)
      Ser 06A
      5.50%, 7/01/31                                     1,500        1,562,745
                                                                  -------------
Texas - 23.0%
Bexar Cnty Hsg Fin Corp MFHR
   (Doral Club & Sutton House Apts)
      MBIA Ser 01A
      5.55%, 10/01/36                                   14,995       15,521,775
Brownwood ISD
   (Schl Bldg)
      FGIC Ser 05
      5.25%, 2/15/22 - 2/15/24                           3,510        3,735,332
Dallas-Fort Worth Arpt Rev
   (Int'l Arpt)
      FGIC Ser 01
      5.50%, 11/01/35                                    6,500        6,754,020
Garza Cnty Pub Fac Corp
      5.50%, 10/01/19                                      610          629,215
Gulf Coast Waste Disp Auth
   (Anheuser-Busch Proj) AMT
      Ser 02
      5.90%, 4/01/36                                     9,000        9,549,090
Harris Cnty
   (Flood Ctl)
      Ser 03B
      5.00%, 10/01/23                                    2,600        2,680,288
Harris Cnty Toll Road Rev
      FSA Ser 02
      5.125%, 8/15/32                                    2,500        2,583,050
Hidalgo Cnty Health Svcs
   (Mission Hosp Inc Proj)
      Ser 05
      5.00%, 8/15/14 - 8/15/19                             765          767,835
Houston
   (Northeast Wtr Purification Proj)
      FGIC Ser 02
      5.125%, 3/01/32                                    7,000        7,182,210
Lewisville Combination Contract
   (Spl Assmt Cap Impt Dist No 2)
      ACA Ser 05
      6.00%, 10/01/25                                      550          595,870
Matagorda Cnty Rev
   (Centerpoint Energy Houston Electric
   LLC)
      Ser 04
      5.60%, 3/01/27                                     1,000        1,033,250
Richardson Hosp Auth Rev
   (Richardson Regional)
      FSA Ser 04
      5.875%, 12/01/24                                   2,310        2,416,699
      Ser 04
      6.00%, 12/01/19                                    1,830        1,960,680
San Antonio Arpt Rev AMT
      FGIC Ser 02A
      5.25%, 7/01/27                                     5,250        5,405,505
Seguin High Ed Fac Rev
   (Texas Lutheran University Proj)
      Ser 04
      5.25%, 9/01/33                                     1,250        1,254,025
Texas GO AMT
      Ser 02A
      5.50%, 8/01/41                                     9,470        9,952,591
                                                                  -------------
                                                                     72,021,435
                                                                  -------------
Utah - 0.8%
Davis Cnty Sales Tax Rev
      AMBAC Ser 03B
      5.25%, 10/01/23                                    1,000        1,053,380
Utah Hsg Corp MFHR
   (Bluffs Apts Proj) AMT
      GNMA Ser 02A
      5.60%, 7/20/30                                     1,480        1,542,648
                                                                  -------------
                                                                      2,596,028
                                                                  -------------
Virginia - 3.3%
Fauquier Cnty IDA Hosp Rev
   (Fauquier Hospital) Asset Gty
      RADIAN Ser 02
      5.25%, 10/01/31                                    8,500        8,790,020
Pocahontas Pkwy Assoc Toll Rd Rev
   (Cap Appreciation) Sr
      Ser 98B
      Zero Coupon, 8/15/15                               2,250        1,429,875
                                                                  -------------
                                                                     10,219,895
                                                                  -------------
Washington - 4.2%
King Cnty Swr Rev
      FSA Ser 02A
      5.25%, 1/01/32                                     3,000        3,102,510
Twenty-Fifth Ave Pptys
   (University of WA)
      MBIA Ser 02
      5.25%, 6/01/33                                     9,750       10,105,388
                                                                  -------------
                                                                     13,207,898
                                                                  -------------
Wisconsin - 7.1%
Wisconsin Hlth & Ed Fac Auth Rev
   (Bell Tower Residence Proj)
      Ser 05
      5.00%, 7/01/20 - 7/01/25                           1,485        1,494,730
Wisconsin Hlth & Ed Fac Hosp Rev
   (Ministry Hlth Care)
      MBIA Ser 02A
      5.25%, 2/15/32                                    13,615       14,148,163
Wisconsin Hsg Auth SFMR
   (Mtg Rev) AMT
      Ser 02A
      5.50%, 9/01/32                                     1,590        1,606,981
      MBIA
      5.60%, 5/01/33                                     4,885        5,083,771
                                                                  -------------
                                                                     22,333,645
                                                                  -------------
Total Long-Term Municipal Bonds
   (cost $479,184,220)                                              501,693,542
                                                                  -------------
Short-Term Municipal Notes - 0.3%
New York - 0.3%
New York City Municipal Water Finance
   Authority
      FGIC
      3.64%, 6/15/24 (c)(e)
   (cost $1,000,000)                                     1,000        1,000,000
                                                                  -------------
Total Investments - 160.5%
   (cost $480,184,220)                                              502,693,542
Other assets less liabilities - 1.8%                                  5,467,432
Preferred Stock at redemption value - (62.3)%                      (195,000,000)
                                                                  -------------
Net Assets Applicable to
   Common Shareholders - 100.0% (f)                               $ 313,160,974
                                                                  -------------

INTEREST RATE SWAP TRANSACTIONS

                                                       Rate Type
                                             -----------------------------
                    Notional                    Payments        Payments       Unrealized
Swap                 Amount    Termination      made by       received by     Appreciation/
Counterparty          (000)        Date      the Portfolio   the Portfolio   (Depreciation)
-------------------------------------------------------------------------------------------
Merrill Lynch (g)    $7,100      11/15/26        4.377            BMA           $(65,498)
Merrill Lynch (h)     6,500      8/9/2026        4.063            BMA            169,585
Merrill Lynch         3,000     7/30/2026        4.090            BMA             66,424

(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c)  Variable rate coupon, rate shown as of July 31, 2006.

(d)  When-Issued Security.

(e) Position, or a portion thereof, has been segregated to collateralize when issued securities.

(f) Portfolio percentages are calculated based on net assets applicable to common shareholders

(g) Represents a forward interest rate swap whose effective date for the exchange of cash flows is November 15, 2006

(h) Represents a forward interest rate swap whose effective date for the exchange of cash flows is August 9, 2006


     Glossary:

     ACA         -  American Capital Access Financial Guarantee Corporation
     AMBAC       -  American Bond Assurance Corporation
     AMT         -  Alternative Minimum Tax (subject to)
     ASSURED GTY -  Assured Guaranty
     BMA         -  Bond Market Association
     CDD         -  Community Development District
     CFD         -  Community Facilities District
     CIFG        -  CIFG Assurance North America, Inc.
     COP         -  Certificate of Participation
     FGIC        -  Financial Guarantee Insurance Company
     FNMA        -  Federal National Mortgage Association
     FSA         -  Financial Security Assurance Inc.
     GNMA        -  Government National Mortgage Association
     GO          -  General Obligation
     HFA         -  Housing Finance Authority
     IDA         -  Industrial Development Authority/Agency
     IDR         -  Industrial Development Revenue
     ISD         -  Independent School District
     MBIA        -  Municipal Bond Investors Assurance
     MFHR        -  Multi-Family Housing Revenue
     RADIAN      -  Radian Group, Inc.
     SFMR        -  Single Family Mortgage Revenue
     SWR         -  Solid Waste Revenue
     XLCA        -  XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3(a)(1)       Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance National Municipal Income Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: September 20, 2006